Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.428%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,149,078.62

Principal:
Principal Collections	$36,310,326.45
Prepayments in Full	$32,478,950.15
Liquidation Proceeds	$531,447.06
Recoveries	$0.00
Sub Total	$69,320,723.66
Collections	$74,469,802.28

Purchase Amounts:
Purchase Amounts Related to Principal	$347,247.56
Purchase Amounts Related to Interest	$1,893.14
Sub Total	$349,140.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$74,818,942.98

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$74,818,942.98
Servicing Fee	$1,411,169.45	$1,411,169.45	$0.00	$0.00	$73,407,773.53
Interest - Class A-1 Notes	$51,595.66	$51,595.66	$0.00	$0.00	$73,356,177.87
Interest - Class A-2a Notes	$195,000.00	$195,000.00	$0.00	$0.00	$73,161,177.87
Interest - Class A-2b Notes	$91,280.72	$91,280.72	$0.00	$0.00	$73,069,897.15
Interest - Class A-3 Notes	$568,206.67	$568,206.67	$0.00	$0.00	$72,501,690.48
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$72,327,113.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$72,327,113.65
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$72,233,154.65
Second Priority Principal Payment	$10,934,766.77	$10,934,766.77	$0.00	$0.00	$61,298,387.88
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$61,230,522.46
Third Priority Principal Payment	$36,850,000.00	$36,850,000.00	$0.00	$0.00	$24,380,522.46
Interest - Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$24,297,302.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,297,302.88
Regular Principal Payment	$135,214,629.82	$24,297,302.88	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$74,818,942.98

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$10,934,766.77
Third Priority Principal Payment					$36,850,000.00
Regular Principal Payment					$24,297,302.88
Total					$72,082,069.65
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$72,082,069.65	$163.82	$51,595.66	$0.12	$72,133,665.31	$163.94
Class A-2a Notes	$0.00	$0.00	$195,000.00	$0.60	$195,000.00	$0.60
Class A-2b Notes	$0.00	$0.00	$91,280.72	$0.34	$91,280.72	$0.34
Class A-3 Notes	$0.00	$0.00	$568,206.67	$0.97	$568,206.67	$0.97
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$72,082,069.65	$38.35	$1,325,703.88	$0.71	$73,407,773.53	$39.06

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$182,999,396.59	0.4159077	$110,917,326.94	0.2520848
Class A-2a Notes	$325,000,000.00	1.0000000	$325,000,000.00	1.0000000
Class A-2b Notes	$265,000,000.00	1.0000000	$265,000,000.00	1.0000000
Class A-3 Notes	$587,800,000.00	1.0000000	$587,800,000.00	1.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$1,622,359,396.59	0.8632510	$1,550,277,326.94	0.8248964

Pool Information
Weighted Average APR	3.693%	3.669%
Weighted Average Remaining Term	52.86	52.00
Number of Receivables Outstanding	77,094	74,937
Pool Balance	$1,693,403,338.71	$1,623,271,990.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,604,616,977.19	$1,537,724,629.82
Pool Factor	0.8722597	0.8361356

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$24,349,079.86
Yield Supplement Overcollateralization Amount	$85,547,360.86
Targeted Overcollateralization Amount	$100,189,450.16
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,994,663.74

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		220	$463,376.81
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$463,376.81
Cumulative Net Losses Last Collection Period			$193,958.51
Cumulative Net Losses for all Collection Periods			$657,335.32

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.33%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.72%	481	$11,653,718.97
61-90 Days Delinquent	0.07%	42	$1,129,129.87
91-120 Days Delinquent	0.02%	9	$251,228.95
Over 120 Days Delinquent	0.00%	2	$68,734.09
Total Delinquent Receivables	0.81%	534	$13,102,811.88

Repossession Inventory:
Repossessed in the Current Collection Period		23	$624,664.95
Total Repossessed Inventory		30	$801,193.50

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.0536%
Prior Collection Period			0.0701%
Current Collection Period			0.3353%
Three Month Average			0.1530%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0428%
Prior Collection Period			0.0571%
Current Collection Period			0.0707%
Three Month Average			0.0569%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer